Consolidated Statements of Financial Position ₪ in Millions, $ in Millions	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Current assets
Cash and cash equivalents	₪ 814	$ 236	₪ 1,104
Restricted cash	39	11
Investments	1,241	360	1,780
Trade receivables, net	1,689	489	1,773
Other receivables	313	90	269
Assets held for sale	43	12
Inventory	93	27	97
Total current assets	4,232	1,225	5,023
Non-current assets
Long-term trade and other receivables	477	138	470
Property, plant and equipment	6,032	1,745	6,313
Intangible assets	3,180	920	4,227
Deferred expenses and non-current investments	366	106	509
Broadcasting rights, net of rights exercised	59	17	60
Rights of use assets	1,182	342	1,504
Deferred tax assets	59	17	1,205
Investment property			64
Total non-current assets	11,355	3,285	14,352
Total assets	15,587	4,510	19,375
Current liabilities
Bank loans and debentures	1,007	291	3,997
Leases liabilities	416	120	445
Trade and other payables	1,425	413	1,702
Current tax liabilities			8
Provisions	125	36	175
Employee benefits	654	189	581
Total current liabilities	3,627	1,049	6,908
Non-current liabilities
Bank loans and debentures	10,412	3,013	9,637
Leases liabilities	969	280	1,106
Employee benefits	356	103	445
Other liabilities	139	40	175
Provisions	49	14	38
Deferred tax liabilities	237	69	302
Total non-current liabilities	12,162	3,519	11,703
Total liabilities	15,789	4,568	18,611
Equity (Deficit)
Attributable to shareholders of the company	(187)	(54)	228
Non-controlling interests	(15)	(4)	536
Total equity (deficit)	(202)	(58)	764
Total liabilities and equity (deficit)	₪ 15,587	$ 4,510	₪ 19,375